Fair value measurements - Summary of Significant Unobservable Inputs (Detail) - Available-for-sale Securities [Member]	Mar. 31, 2022	Mar. 31, 2021
Weighted Average Cost Of Capital [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	15	15
Weighted Average Cost Of Capital [Member] | Median [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	16.5
Weighted Average Cost Of Capital [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	18	16.5
Lack of marketability discount [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	17	17
Lack of marketability discount [Member] | Median [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	23
Lack of marketability discount [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	29	23
Risk-free rate [Member] | Minimum One [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.23
Risk-free rate [Member] | Minimum Two [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.34
Risk-free rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.95	2.88
Risk-free rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	2.36	2.87
Expected volatility [Member] | Minimum One [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	42.17
Expected volatility [Member] | Minimum Two [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	42.48
Expected volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	39.88	41.79
Expected volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	47.34	42.26
Probability Liquidation Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	20	40
Probability Redemption Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	40	40
Probability IPO Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-sale, Measurement Input	40	20